ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2019
Assets And Liabilities Classified As Held For Sale [Abstract]
Disclosure of assets and liabilities classified as held for sale

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Cash and cash equivalents	$24	$—
Accounts receivable, net	145	28
Financial assets	7	—
Inventory	4	6
Deferred income tax asset	1	—
Property, plant and equipment	171	29
Intangible assets	164	—
Assets held for sale	$516	$63

Accounts payable and other	$37	$9
Deferred income tax liabilities	78	—
Borrowings	135	—
Liabilities associated with assets held for sale	$250	$9